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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2001


Check here if Amendment [ ]; Amendment Number:


This Amendment (Check only one.):       [ ]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         F.W. Thompson Co., Ltd.
Address:      One St. Clair Avenue West
              Toronto, Canada  M4V 1K6


Form 13F File Number: 28-04275

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jill Thompson
Title:   Treasurer
Phone:   (416)515-9500


Signature, Place, and Date of Signing:

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
/s/ Jill Thompson                                   Toronto, Ontario                       May 8, 2001
------------------------------------                ----------------                       -----------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   1
                                                ----------

Form 13F Information Table Entry Total:             35
                                                 ----------

Form 13F Information Table Value Total:           $125,113
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Sterling Management [1985] Limited
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          FORM 13F INFORMATION TABLE F.W. THOMPSON CO., LTD. (3/31/01)


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     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS   SOLE    SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------   ----    ------   ----
ABBOTT LABS           COM               002824100    3,303     70,000   SH          SOLE          N/A       70,000
ALCATEL ALSTOM ADR    SPONSORED ADR     013904305       58      2,000   SH          SOLE          N/A        2,000
ADC TELE-
 COMMUNICATION S      COM               000886101    4,905    577,100   SH          SOLE          N/A      377,100  200,000
BANK ONE CORP         COM               06423A103    1,809     50,000   SH          SOLE          N/A       50,000
BANK TOKYO
 -MITSUBISHI LTD      SPONSORED ADR     065379109      958    100,000   SH          SOLE          N/A               100,000
CABLE & WIRELESS
 PUB LTD CO           SPONSORED ADR     126830207    5,150    250,000   SH          SOLE          N/A      150,000  100,000
CABLETRON SYS INC     COM               126920107    4,467    346,300   SH          SOLE          N/A      246,300  100,000
CELLTECH GROUP PLC    SPONSORED ADR     151158102        1         17   SH          SOLE          N/A           17
CISCO SYSTEMS INC     COM               17275R102    2,372    150,000   SH          SOLE          N/A               150,000
CHINA SOUTHN
  AIRLS LTD           SPON ADR CLH      169409109      352     26,600   SH          SOLE          N/A       26,600
ECLIPSYS CORP         COM               278856109    9,467    485,500   SH          SOLE          N/A      385,500  100,000
ERICSSON LM TEL CO    ADR CLB SEKIO     294821400      515     92,000   SH          SOLE          N/A       92,000
FEDEX CORP            COM               31428X106    1,042     25,000   SH          SOLE          N/A       25,000
DOW CHEM CO           COM               260543103       63      2,000   SH          SOLE          N/A        2,000
GENUITY INC           CL A              37248E103      119     55,000   SH          SOLE          N/A        5,000   50,000
GILLETE CO            COM               375766102    1,247     40,000   SH          SOLE          N/A       40,000
GOLD FIELDS LTD NEW   SPONSORED ADR     38059T106    2,887    745,000   SH          SOLE          N/A      395,000  350,000
IKON OFFICE
 SOLUTIONS INC        COM               451713101      570    100,000   SH          SOLE          N/A      100,000
INTERSIL HLDG CORP    CLA               46069S109    2,259    122,500   SH          SOLE          N/A      122,500
JP MORGAN CHASE & CO  COM               46625H100    9,654    215,000   SH          SOLE          N/A      115,000  100,000
KNIGHT TRADING
 GROUP INC            COM               499063105    2,559    175,000   SH          SOLE          N/A       25,000  150,000
MEDICHEM LIFE
 SCIENCES INC         COM               584662100    1,021    380,000   SH          SOLE          N/A      340,000   40,000
MERRILL LYNCH &
  CO INC              COM               590188108    6,648    120,000   SH          SOLE          N/A      120,000
NORTEL NETWORKS
 CORP NEW             COM               656568102   11,662    830,000   SH          SOLE          N/A      530,000  300,000
NIPPON TELEG &
 TEL CORP             SPONSORED ADR     654624105    3,228    100,000   SH          SOLE          N/A               100,000
NOVA CHEMICALS CORP   COM               66977W109    5,226    260,000   SH          SOLE          N/A       60,000  200,000
PICO HLDGS INC        COM NEW           693366205    5,087    363,364   SH          SOLE          N/A      221,138  142,226
PROCTOR & GAMBLE CO   COM               742718109   17,528    280,000   SH          SOLE          N/A      180,000  100,000
SAPIENT CORP          COM               803062108    5,725    796,500   SH          SOLE          N/A      496,500  300,000
SCHOOL SPECIALTY INC  COM               807863105      539     25,000   SH          SOLE          N/A       25,000
SOLA INTL INC         COM               834092108       72      8,000   SH          SOLE          N/A                 8,000
TORONTO DOMINION
  BK ONT              COM NEW           891160509    2,517    100,000   SH          SOLE          N/A               100,000
VIA NET.WRKS INC      COM               925912107      130     49,500   SH          SOLE          N/A        20000   29,500
WORLDCOM INC GA NEW   COM               98157D106   10,773    576,500   SH          SOLE          N/A      276,500  300,000
NOKIA CORP            SPONSORED ADR     654902204    1,200     50,000   SH          SOLE          N/A                50,000
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